Intangible Assets - Intangible Assets (Detail) (USD $) In Millions, unless otherwise specified					12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2013 Merchant processing contracts [Member]	Dec. 31, 2012 Merchant processing contracts [Member]	Dec. 31, 2013 Core deposit benefits [Member]	Dec. 31, 2012 Core deposit benefits [Member]	Dec. 31, 2013 Trust relationships [Member]	Dec. 31, 2012 Trust relationships [Member]	Dec. 31, 2013 Other identified intangibles [Member]	Dec. 31, 2012 Other identified intangibles [Member]	Dec. 31, 2013 Straight line method [Member] Merchant processing contracts [Member]	Dec. 31, 2013 Straight line method [Member] Core deposit benefits [Member]	Dec. 31, 2013 Straight line method [Member] Trust relationships [Member]	Dec. 31, 2013 Straight line method [Member] Other identified intangibles [Member]	Dec. 31, 2013 Accelerated method [Member] Merchant processing contracts [Member]	Dec. 31, 2013 Accelerated method [Member] Core deposit benefits [Member]	Dec. 31, 2013 Accelerated method [Member] Trust relationships [Member]	Dec. 31, 2013 Accelerated method [Member] Other identified intangibles [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated Life													10 years	22 years	14 years	9 years	8 years	5 years	6 years	5 years
Amortization Method					SL/AC		SL/AC		SL/AC		SL/AC
Finite-Lived Intangible Assets					$ 229	$ 281	$ 135	$ 176	$ 122	$ 149	$ 363	$ 400
Goodwill	9,205	9,143	8,927	8,954
Mortgage servicing rights	2,680	1,700	1,519	1,837
Total	$ 12,734	$ 11,849